VALUATION AND QUALIFYING ACCOUNTS SCHEDULE II (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 6.8	$ 7.4	$ 9.0
Charges to Costs and Expenses	2.5	1.6	0.5
Charged to Other Accounts	0	0	0
Deductions	(1.1)	(2.2)	(2.1)
Balance at End of Period	8.2	6.8	7.4
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	2.9	8.8	9.8
Charges to Costs and Expenses	0	0	0
Charged to Other Accounts	0	0	0
Deductions	(2.8)	(5.9)	(1.0)
Balance at End of Period	$ 0.1	$ 2.9	$ 8.8